Other operating expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other operating expenses

6. Other operating expenses

	2025	2024
	US$	US$

Foreign worker levy	165,089	173,632
Impairment loss on other receivables	-	49,851
Insurance	158,436	260,787
Professional fees	786,260	633,525
Property tax	112,554	109,326
Rental and storage	309,317	409,145
Utilities	252,894	164,581
Upkeep, repair and maintenance	174,250	131,776
Chemical and incineration fees	522,658	349,769
Bank service charges	12,379	10,846
Nasdaq listing fee	86,000	65,500
Nasdaq listing expenses	52,015	19,364
Others	61,141	22,329
	2,692,993	2,400,431

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024